Earnings/(loss) per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss)/income	$ 2,093,124	$ (12,276,520)	$ (1,218,237)
Less: Undistributed earnings allocated to non-vested shares	(8,922)	0	0
Net (loss)/income attributable to common shareholders, basic	$ 2,084,202	$ (12,276,520)	$ (1,218,237)
Weighted average number of shares outstanding, basic and diluted	39,800,434	39,860,563	39,809,364
(Loss)/earnings per share, basic and diluted	$ 0.05	$ (0.31)	$ (0.03)